Consolidated Statements of Changes in Equity (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Cash dividends, per share	$ 0.17	$ 0.18	$ 0.08